Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

While not assured, management does not believe, based upon information available at this time, that a loss contingency will have a material adverse effect on the Company’s financial position, results of operations or cash flows. Additionally, the Company does not have any material commitments.